Related Party Transactions - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended		9 Months Ended
	Oct. 01, 2012	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 02, 2013	Jun. 10, 2013	Jun. 30, 2014	May 31, 2013 ExtensionOptions	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2014 Vessel	Jan. 31, 2014 Vessel	Dec. 31, 2013
Related Party Transaction [Line Items]
Acquired VOC Equipment Price	$ 12,848,000				$ 12,848,000
Excess purchase price over net carrying value				(44,268,000)	(2,794,000)
Shipbuilding and site supervision costs			14,200,000
Operating lease arrangement period, lessor		10 years
Excess purchase price over book value				203,977,000
Equity distribution			214,656,000	192,142,000	160,905,000
Return of aggregate reimbursements from resolution of contractual terms			(6,082,000)
Early termination fee			68,172,000	71,905,000	64,166,000
Due from affiliates			44,225,000	15,202,000											15,202,000
Due to affiliates			108,941,000	121,864,000											121,864,000
Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels		4
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor						5 years
Percentage of ownership in acquired entity after acquisition						100.00%
Additional term of contract						1 year
Acquisition costs			503,100,000
Net assumed debt on purchase			273,100,000
Liabilities assumed on business combination						230,000,000
Excess purchase price over book value			201,800,000	203,977,000
Carrying value in excess of fair value			4,300,000			4,300,000
Common units issued						1,400
Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			41,100,000	41,100,000
Dropdown Predecessor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor						5 years
Number of extension options						10
Dropdown Predecessor [Member] | Initial [Member]
Related Party Transaction [Line Items]
Acquisition costs						540,000,000
Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor							9 years
Additional term of contract							1 year
Entity acquired, purchase price							53,800,000
Resolution of contractual items, Aggregate reimbursement								6,100,000
Return of aggregate reimbursements from resolution of contractual terms								(6,100,000)
Itajai FPSO Joint Venture [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of extension options							6
Navion Clipper [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs			3,300,000
Operating lease arrangement period, lessor			10 years
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs			2,200,000
Operating lease arrangement period, lessor			3 years
Percentage of interest in joint venture									67.00%
Additional term of contract			1 year
Number of extension options									12
Estimated cost of project									276,000,000
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Acquisition costs			57,000,000
Estimated cost of project			232,000,000
Loan from affiliates to finance acquisition			51,000,000
Interest rate, percentage			6.50%
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels			2
Affiliated Entity [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels			4
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels			3
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Early termination fee				11,300,000	14,700,000					4,500,000	6,800,000	14,700,000
Teekay Corporation [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels													2	2
Percentage of interest in joint venture													50.00%	50.00%
Equity distribution			1,000,000
Teekay Corporation [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Equity distribution			71,400,000
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount															34,900,000
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Production Shortfalls [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			3,500,000
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Unrecovered Repair Cost [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			3,500,000
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Preacquisition Capital Expenditures [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			2,700,000
Teekay Corporation [Member] | Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Equity distribution							6,600,000
Percentage of interest in joint venture							50.00%
Teekay Corporation [Member] | Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Equity distribution			$ 12,400,000